LEASES - Schedule of Maturities of Operating Lease Liabiliities (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Leases [Abstract]
2025	$ 1,008
2026	1,191
2027	1,141
2028	840
2029	664
Thereafter	843
Total lease payments	5,687
Less: amount representing interest	(652)
Present value of future lease payments	$ 5,035